SUPPLEMENT DATED JANUARY 15, 2009

TO PROSPECTUSES DATED OCTOBER 20, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY,
SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, AND
SUN LIFE FINANCIAL MASTERS FLEX NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE OF CANADA (N.Y.) VARIABLE ACCOUNT C

Effective February 17, 2009, a number of changes will be made to the living benefits and the Funds currently available under the above-cited Prospectuses.  All capitalized terms used in this Supplement have the same meaning as defined in the Prospectuses, except as specifically noted herein.

CHANGES TO AVAILABLE LIVING BENEFITS

The following living benefits will not be available on Contracts purchased on or after February 17, 2009:

Secured Returns for Life Plus
Income ON Demand II (“IOD II”)
Income ON Demand II Plus (“IOD II Plus”)

Because Secured Returns for Life Plus will no longer be available for new Contracts, renewals of the AB Plan under Secured Returns for Life Plus will not be available. Upon the death of Participant under a Contract with Secured Returns for Life Plus, IOD II with single-life coverage, or IOD II Plus with single-life coverage, the surviving spouse may continue the Contract but will not be able to elect to participate in one of these three living benefits.

Beginning on February 17, 2009, any exchanges into the Income ON Demand II Escalator living benefit (“IOD II Escalator”), as described in the Prospectuses under “Availability of Optional Living Benefits,” will be made into the revised version of IOD II Escalator, which is described below.

Beginning on the “Date of Availability,” any exchanges into the Retirement Income Escalator II living benefit (“RIE II”), as described in the Prospectuses under “Availability of Optional Living Benefits,” will be made into the revised version of RIE II, which is described below.  (The Date of Availability, as used herein, is the later of February 17, 2009, and the date on which the revised version of RIE II is first available through your sales representative in New York and in the state where you reside.)  Note that, after the “Date of Availability,” exchanges out of a Contract with joint-life coverage cannot be made, pursuant to the terms and conditions set forth under “Availability of Optional Living Benefits, because joint-life coverage will not be available under the revised version of RIE II.

CHANGES TO RETIREMENT INCOME ESCALATOR II

On all Contracts purchased on or after the Date of Availability, the following adjustments apply to RIE II:

•	Joint-life coverage will not be available under RIE II. All reference to, or descriptions of, joint-life coverage in your Prospectus are hereby deleted.

•	Your RIE II Bonus Period will commence on your Issue Date, regardless of your age on that date.

•
If you make no withdrawals in a Contract Year during your RIE II Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 7% of your RIE II Bonus Base.  However, if this amount is less than the amount you would receive under the step-up, the Withdrawal Benefit Base will instead be increased by the step-up amount.

•	The Lifetime Withdrawal Percentage rates will be revised as follows:

Your Age on the Date of the First Withdrawal After Your RIE II Coverage Date	Lifetime Withdrawal Percentage

59-64	4%
65-74	5%
75-79	6%
80 +	7%

•
The cost of RIE II will be increased, on an annual basis, from 0.80% to 0.95% of the highest Withdrawal Benefit Base during the Contract Year.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.2375% of your Withdrawal Benefit Base on the last valuation day of each Account Quarter.

If you purchased your Contract prior to the Date of Availability, and are participating in RIE II, the cost of your benefit will not increase unless, at time of step-up, you consent in writing to accept the higher fee described above.  If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.  If you have elected joint-life coverage, at the time of step-up, the cost of RIE II will be increased, on an annual basis, from 1.00% to 1.15% of your highest Withdrawal Benefit Base.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.2875% of your Withdrawal Benefit Base on the last valuation day of each Account Quarter.

The following corresponding changes will be made to various examples included in the Prospectuses to reflect the revised RIE II living benefit:

●	Under “How RIE II Works” and “Withdrawals Under RIE II,” all examples will be revised as shown in Appendix A to this Supplement.

●	Under “Step-Up Under RIE II,” all examples will be revised to assume you are age 65 when you purchase a Contract, and the final paragraph under this sub-heading will be replaced with the following:

All of the above examples assume that you are age 65 at issue, so your Lifetime Withdrawal Percentage is 5%.  Assume instead you are age 74 at issue and have attained age 75 on your first Contract Anniversary.  Follow the first example where no withdrawals were taken and no additional Purchase Payments were made.  When your Withdrawal Benefit Base steps-up to $113,000, your new Lifetime Withdrawal Percentage is 6% since you had attained age 75 by your first Contract Anniversary.  Your Annual Withdrawal Amount is now $6,780.

CHANGES TO INCOME ON DEMAND II ESCALATOR

For all Contracts purchased on or after February 17, 2009, the following adjustments apply to IOD II Escalator, for both single-life and joint-life coverage:

•	Your Stored Income Period will begin on your Issue Date, if you are at least age 50 at issue; otherwise, it will begin on the first Contract Anniversary following your 50th birthday.

•
The Lifetime Income Percentage rates will be revised for all Contracts purchased on or February 17, 2009.  For both single-life coverage and joint-life coverage, the new Lifetime Income Percentages will be:

Your Age at the Beginning of Your Stored Income Period*	Lifetime Income Percentage

50-64	4%
65-74	5%
75-79	6%
80 +	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described in the prospectus under “Joint-Life Coverage.”

•
The cost of IOD II Escalator will increase from 0.80% to 0.95% of the highest Fee Base during the Contract Year for single-life coverage and from 1.00% to 1.15% for joint-life coverage.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.2375% of your Fee Base on the last valuation day of each Account Quarter, if you elected single-life coverage (0.2875% of your Fee Base, if you elected joint-life coverage).

If you purchased your Contract prior to February 17, 2009, and are participating in IOD II Escalator, the cost of your benefit will not increase unless, at time of step-up, you consent in writing to accept the higher fee described above.  If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

The following corresponding changes will be made to various examples included in the Prospectuses to reflect the revised Lifetime Income Percentages:

●
Under “How IOD II Escalator Works” and “Cost of IOD II Escalator,” all examples that assume you are age 60 when your Contract is issued are changed to assume you are age 65 when your Contract is issued.

●	Under “Step-Up Under IOD II Escalator,” all examples are revised to assume you are age 65 when you purchase a Contract, and the final paragraph under this sub-heading is replaced with the following:

All of the above examples assume that you are age 65 at issue, so your Lifetime Income Percentage is 5%.  Assume instead you are age 74 at issue and have attained age 75 on your first Contract Anniversary.  Follow the first example where no withdrawals were taken and no additional Purchase Payments were made.  When your Income Benefit Base steps-up to $108,000, your new Lifetime Income Percentage is 6% since you are now age 70.  Your Annual Income Amount is now $6,480, and your Stored Income Balance becomes $11,480.

CHANGES TO RETIREMENT ASSET PROTECTOR

On February 17, 2009, the cost of the Retirement Asset Protector living benefit (“RAP”) will increase from 0.35% to 0.75% of the highest Retirement Asset Protector Benefit Base during the Contract Year.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.1875% of your Retirement Asset Protector Base on the last valuation day of each Account Quarter.

In addition, several corresponding changes will be made to various examples included in the Prospectuses to reflect the revised formula for determining the cost of RAP.

The fourth and fifth bullets of the example under “How Retirement Asset Protector Works” are replaced in their entirety with:

●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $135,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $15,000 ($150,000 - $135,000).  The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of the Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40 ) times one quarter of the annual  Retirement Asset Protector Fee (0.75% ÷ 4).  In this case, the total amount of rider fees paid is $11,250. Therefore, we will credit $15,000 to your Account Value.

●
Assume instead that, because of better investment performance, your Account Value on January 2, 2017 is $155,000.  Because your Account Value is greater than your Retirement Asset Protector Benefit Base, your Account Value will be credited with the total amount of Retirement Asset Protector Fees paid.  In this case, the amount will be $11,250.

The last bullet of the example under "Withdrawals Under Retirement Asset Protector,” the Retirement Asset Protector Fee is 0.75% and the total amount of rider fees paid is $6,570.

Under “Step-Up Under Retirement Asset Protector,” the last bullet of the example is replaced in its entirety with:

●
Assume that your Account Value on January 2, 2018 is $108,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $10,000 ($118,000 - $108,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 4) + ($118,000 x 40)] times one quarter of your annual Retirement Asset Protector Fee (0.75% ÷ 4). In this case, the total amount of rider fees paid is $9,600. Therefore, we will credit $10,000 to your Account Value.

CHANGES TO AVAILABLE FUNDS

On February 17, 2009, the following Fund changes will be made:

●	The Franklin Templeton VIP Founding Funds Allocation Fund will not be available for investment to Contracts purchased on or after February 17, 2009.

●
The 90/10 Masters Model will not be available to Contracts purchased on or after February 17, 2009. If you are invested in the 90/10 Model prior to February 17, 2009, your Account Value will remain invested in that Model and you can continue to make additional Purchase Payments into that Model without canceling your participation in any living benefit.

●
The 80/20 Masters Model will be added as a Designated Fund under the Asset Allocation category. The 80/20 Master Model will not be available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005, and April 20, 2007.

Also on February 17, 2009, the allocation percentage limits for asset classes within the Build Your Portfolio model will be revised.  For all Contracts purchased on or after that date, the allocation percentage limits will be as follows:

Asset Classes	Allocation Percentage Limits

Fixed Income Funds	30% - 80%
Asset Allocation Funds	0% - 70%
Core Equity Funds	0% - 70%
Growth Equity Funds	0% - 30%
Specialty Funds	0% - 10%

For Contracts purchased prior to February 17, 2009, the allocation percentage limits available at issue continue to be applicable.  If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.
APPENDIX A
The example under “How RIE II Works” is replaced with the following:

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE II with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.)  Your Withdrawal Benefit Base and your RIE II Bonus Base are each set equal to your initial Purchase Payment on your Issue Date.  Because you reached age 59 prior to your Issue Date, your RIE II Coverage Date is your Issue Date.  You can begin at any time to withdraw up to your Annual Withdrawal Amount each Contract Year without reducing your Withdrawal Benefit Base.  During the RIE II Bonus Period, your Withdrawal Benefit Base will increase by 7% of your RIE II Bonus Base each Contract Year in which you do not take a withdrawal.  (For convenience, assume that the investment performance on your underlying investments remains neutral throughout the life of your Contract, except for Contract Year 2.)

Assume that, because of good investment performance of the Designated Funds during Contract Year 2, your Account Value has grown to $125,000 on your second Contract Anniversary.  Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and RIE II Bonus Base.  Assume that we have not increased the percentage used to calculate the RIE II Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your RIE II Bonus Base to $125,000.  Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250.  Going forward, your new RIE II Bonus Base will be $125,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your RIE II Bonus Period will now end on your 12th Contract Anniversary (i.e., ten years after the step-up). All values shown are as of the beginning of the Contract Year.

Contract Year	Account Value	Withdrawal Benefit Base	RIE II Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$100,000	$107,000	$100,000	$5,350	$0
3	$125,000	$125,000	$125,000	$6,250	$0

Assume you take your first withdrawal when you are age 71 in Contract Year 7.  Using the above chart, we set your Lifetime Withdrawal Percentage at 5%.  Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can begin withdrawing up to $8,000 each Contract Year without reducing your Withdrawal Benefit Base, as shown in the following table:

4	$125,000	$133,750	$125,000	$6,688	$0
5	$125,000	$142,500	$125,000	$7,125	$0
6	$125,000	$151,250	$125,000	$7,563	$0
7	$125,000	$160,000	$125,000	$8,000	$8,000
8	$117,000	$160,000	$125,000	$8,000	$8,000

Assume in Contract Year 9, you defer taking a withdrawal.  Your Withdrawal Benefit Base will increase by $8,750 which is 7% of your RIE II Bonus Base ($125,000). Your new Annual Withdrawal Amount will be set equal to $8,438, which is 5% of your new Withdrawal Benefit Base ($168,750), as shown below:

9	$109,000	$160,000	$125,000	$8,000	$0
10	$109,000	$168,750	$125,000	$8,438	$8,438

Assume that in Contract Year 14, you again decide to defer taking a withdrawal.  Your Withdrawal Benefit Base will not be increased because you are no longer in the RIE II Bonus Period, as your RIE II Bonus Period ends 10 years after the previous step-up.

11	$100,563	$168,750	$125,000	$8,438	$8,438
12	$92,125	$168,750	$125,000	$8,438	$8,438
13	$83,688	$168,750	$125,000	$8,438	$8,438
14	$75,250	$168,750	$125,000	$8,438	$0
15	$75,250	$168,750	$125,000	$8,438	$8,438

The example of “Excess Withdrawals” under “Withdrawals Under RIE II” is replaced with the following:

Using the facts of the above example, assume that in Contract Year 7, you take two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal.  Your first withdrawal reduces your Account Value to $121,000 but does not affect your RIE II Bonus Base or Withdrawal Benefit Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $8,000 Annual Withdrawal Amount.  After your second withdrawal, your RIE II Bonus Base and your Withdrawal Benefit Base will be reduced as follows:

Your new RIE II Bonus Base	=	$125,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$125,000	x	$115,000
				$117,000

	=	$125,000	x	0.98291

	=	$122,863

Your new Withdrawal Benefit Base	=	$160,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$160,000	x	$115,000
				$117,000

	=	$160,000	x	0.98291

	=	$157,265

Beginning on your Contract Anniversary and going forward, your new Annual Withdrawal Amount will be reduced to 5% of your new Withdrawal Benefit Base, or $7,863.

The example of “Early Withdrawals” under “Withdrawals Under RIE II” is replaced with the following:

Assume that you are age 45 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE II with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.)  Your Withdrawal Benefit Base and your RIE II Bonus Base are each set equal to your initial Purchase Payment on your Issue Date.  Your Withdrawal Benefit Base will increase by 7% of your RIE II Bonus Base each year in which you do not take a withdrawal.  Your RIE II Coverage Date will not occur until your 15th Contract Anniversary (the first Contract Anniversary after you reach age 59).  Any withdrawals you take prior to that time will be Early Withdrawals.

Assume that because of good investment performance of the Designated Funds during Contract Year 2, your Account Value has grown to $125,000 on your second Contract Anniversary. Your Contract is therefore eligible for an automatic step-up of its Withdrawal Benefit Base and RIE II Bonus Base. Assume that we have not increased the percentage used to calculate the RIE II Fee on newly issued Contracts; therefore we will step-up your Withdrawal Benefit Base and your RIE II Bonus Base to $125,000.

Assume that, in your Contract Year 7, you withdraw $10,000. Because you are age 51 (and younger than age 59), this is an Early Withdrawal.

Contract Year	Account Value	Withdrawal Benefit Base	RIE II Bonus Base	Annual Withdrawal Amount		Withdrawals

1	$100,000	$100,000	$100,000	$0		$0
2	$100,000	$107,000	$100,000	$0		$0
3	$125,000	$125,000	$125,000	$0		$0
4	$125,000	$133,750	$125,000	$0		$0
5	$125,000	$142,500	$125,000	$0		$0
6	$125,000	$151,250	$125,000	$0		$0
7	$125,000	$160,000	$125,000	$0		$10,000

At this point, your RIE II Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:

Your new RIE II Bonus Base			=	$125,000	x	$125,000 – $10,000
						$125,000

			=	$125,000	x	$115,000
						$125,000

			=	$125,000	x	0.92000

			=	$115,000

Your new Withdrawal Benefit Base			=	$160,000	x	$125,000 – $10,000
						$125,000

			=	$160,000	x	$115,000
						$125,000

			=	$160,000	x	0.92000

			=	$147,200

Your Annual Withdrawal Amount will still be $0 because you have not reached your RIE II Coverage Date.